BENEFIT PLANS	12 Months Ended
Sep. 30, 2010
BENEFIT PLANS [Abstract]
BENEFIT PLANS
14. BENEFIT PLANS

Deferred Compensation Plan

The Company maintains a deferred compensation plan for both the directors and employees.

The directors' arrangement is an individual contract between the Company and each participating director and can be terminated at any time.  Directors may participate at their own discretion.  The Company may secure the deferred compensation agreement by purchasing an investment grade life insurance contract on each participating director.  The Company is the owner and beneficiary of each contract.  The use of the investment grade insurance contracts as the funding source of the program allows the Company to take advantage of preferential tax treatment provided to insurance contracts qualified under IRS Sections 101 and 7702.  Alternatively, amounts deferred may be invested in common stock of the Company or credited with an earnings rate of one percent over prime.

The employees' arrangement meets the requirements of Sections 401(a) and 401(k) of the Internal Revenue Code.  Employees generally become eligible when they have attained age 21.  Each participant may elect to have his compensation reduced by up to the maximum amount allowed by law.  The reduction is contributed to the plan. No Company contribution was made in 2011 or 2010. All participants become 100% vested upon entering the plan.

Directors Consultation and Retirement Plan

The Company maintains a Directors Consultation and Retirement Plan ("DRP") to provide retirement benefits to directors of the Company who are not officers or employees ("Outside Directors").  Any director who has served as an Outside Director shall be a participant in the DRP, and payments under the DRP commence once the Outside Director retires as a director of the Company.  The DRP provides a retirement benefit based on the number of years of service to the Company.  Outside Directors who have completed not less than 12 years of service shall receive a

Directors Consultation and Retirement Plan (Cont'd)

benefit equal to (50%) + 2.889% times the number of years of service in excess of 12, multiplied by the average monthly board fee in effect at the time of retirement.  The maximum benefit shall be 85% of such monthly board fee.  Benefits shall be paid for 120 months to the retired directors, a surviving spouse, or the director's estate.  The DRP is an unfunded nonqualified pension plan, which is not anticipated to ever hold assets for investment.  Any contributions made to the DRP will be used to immediately pay DRP benefits as they come due.

The Company follows the guidance of ASC Topic 715, Compensation - Retirement Benefits. Topic 715 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan as an asset or liability in its statement of financial position and to recognize changes in that funded status through comprehensive income in the year in which the changes occur.

The following table summarizes changes in the DRP's projected benefit obligation, assets and funded status:

	At or for the Year Ending
	September 30,
	2011	2010

Change in benefit obligation:

Benefit obligation at beginning of year	$820,466	$742,145
Service cost	20,224	23,352
Interest cost	41,544	42,672
Actuarial (gain) loss	(25,244)	12,297

Benefit obligation at end of year	856,990	820,466

Change in plan assets:

Market value of assets - beginning	-	-
Employer contributions	-	-
Annuity payments	-	-

Market value of assets - ending	-	-

Funded status and accrued plan cost
included in other liabilities at end of year	$(856,990)	$(820,466)

Amounts recognized in accumulated other comprehensive loss in the statements of financial condition:

	September 30,
	2011	2010

Net loss	$99,248	$131,688
Prior service cost	63,268	77,236

	$162,516	$208,924

Pension benefits expected to be paid for the fiscal years ending September 30 are $9,225 in 2012, $26,166 in 2013, $48,241 in 2014, $54,855 in 2015, $61,031 in 2016, and a total of $438,026 in 2017-2021.  These amounts are based on the same assumptions used to measure the benefit obligation at September 30, 2011 and include estimated future service.

Directors Consultation and Retirement Plan (Cont'd)

	Year Ended
	September 30,
	2011	2010
Components of net periodic benefit cost:
Service cost	$20,224	$23,352
Interest cost	41,544	42,672
Amortization of unrecognized loss	7,196	6,920
Amortization of unrecognized past service liability	13,968	21,224

Net periodic benefit cost included in
compensation and benefits expense	82,932	94,168

Changes in benefit obligation recognized in other
comprehensive (income) loss:
Net (gain) loss	(25,244)	12,297
Amortization of loss	(7,196)	(6,920)
Amortization of prior service cost	(13,968)	(21,224)

Benefit obligation recognized in other
comprehensive income	(46,408)	(15,847)

Total recognized in net periodic benefit cost
and other comprehensive (income) loss	$36,524	$78,321

For the year ended September 30, 2012, $2,100 of net loss and $13,968 of past service liability currently included in other comprehensive loss is expected to be recognized as a component of net periodic pension cost.

A discount rate of 5.125% and 5.75% was assumed in the plan valuation for the years ended September 30, 2011 and 2010, respectively, while a discount rate of 4.75% and 5.125% was used to determine the benefit obligation at September 30, 2011 and 2010, respectively. The rate of increase in future compensation levels was 4.5% for 2011 and 2010.

Stock Option Plan

The Company has stock option plans (“Plans”) which authorize the issuance of up to 168,746 shares upon the exercise of stock options that may be awarded to officers, directors, key employees, and other persons providing services to the Company.  Shares issued on the exercise of options may be authorized but unissued shares, treasury shares or shares acquired on the open market.  The options granted under the Plans constitute either Incentive Stock Options or Non-Incentive Stock Options.  The options are granted at an exercise price equal to the fair market value of the Company's common stock on the date of grant and expire not more than 10 years after the date of grant.  At September 30, 2011, there were 16,434 shares remaining for future option awards.

Stock Option Plan (Cont'd)

The following table summarizes activity under the Plans for the years ended September 30, 2011 and 2010:

	Year Ended September 30,
	2011		2010
		Weighted		Weighted
		Average		Average
	Number	Exercise	Number	Exercise
	of Shares	Price	of Shares	Price

Outstanding at beginning of period	103,242	$11.283	106,242	$11.323
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	(3,000)	12.725

Outstanding at end of period	103,242	$11.283	103,242	$11.283

Options exercisable at period end	103,242		103,242

The following table summarizes all stock options outstanding as of September 30, 2011, all of which are exercisable:

		Weighted Average
Number	Exercise	Remaining
of Shares	Price	Contractual Life

54,642	$10.000	4.3 years
48,600	12.725	4.9 years

103,242	$11.283	4.6 years

No stock option expense was recorded in fiscal 2011 or 2010 because all options were fully vested.

Restricted Stock Plan

The Company has restricted stock plans (“Plans”) which provide for the award of shares of restricted stock to directors, officers and employees.  The Plans provide for the purchase of 67,496 shares of common stock in the open market to fund such awards.  All of the Common Stock to be purchased by the Plans is purchased at the fair market value on the date of purchase.  Awards under the Plans are made in recognition of expected future services to the Company by its directors, officers, and key employees responsible for implementation of the policies adopted by the Company's Board of Directors and as a means of providing a further retention incentive.  Compensation expense on Plan shares is recognized over the vesting periods based on the market value of the stock on the date of grant.  Recipients of awards receive compensation payments equal to dividends paid prior to the date of vesting within 30 days of each dividend payment date.  As of September 30, 2011, there were 21,404 shares remaining for future awards.  Compensation expense for the Plans was approximately $14,000 and $18,000 for the years ended September 30, 2011 and 2010, respectively, resulting in a tax benefit of $6,000 and $7,000, respectively.

Restricted Stock Plan (Cont'd)

The following table summarizes changes in unvested shares:

	Year Ended September 30,
	2011		2010
		Weighted		Weighted
		Average		Average
	Number	Grant Date	Number	Grant Date
	of Shares	Fair Value	of Shares	Fair Value

Unvested share awards at
beginning of period	4,912	$7.665	8,431	$7.968
Granted	-	-	-	-
Vested	(2,116)	8.613	(2,518)	8.786
Forfeited	-	-	(1,001)	7.398

Unvested share awards at end of period	2,796	$6.948	4,912	$7.665

No shares were awarded during the years ended, September 30, 2011 or 2010. As of September 30, 2011, there is $10,000 of unrecognized Plan compensation expense, which will be recognized over a weighted average period of seven months.

Employee Stock Ownership Plan

Effective upon the consummation of the Bank's initial stock offering, an Employee Stock Ownership Plan (“ESOP”) was established for all eligible employees who have completed a twelve-month period of employment with the Bank and at least 1,000 hours of service, and have attained the age of 21.  The ESOP used $156,800 in proceeds from a term loan to purchase 62,149 shares of Bank common stock during the stock offering.  In fiscal 2004, the ESOP purchased 72,861 shares of common stock in the second-step conversion with the proceeds of a $776,000 loan from the Company, which has a 10-year term and an interest rate of 4.75%.  $47,000 of the proceeds were used to payoff the prior outstanding debt.

Shares purchased with the loan proceeds were initially pledged as collateral for the loans and are held in a suspense account for future allocation among participants.  Contributions to the ESOP and shares released from the suspense account are in an amount proportional to the loan repayment. Shares are allocated among the participants on the basis of compensation, as described by the Plan, in the year of allocation.

The ESOP is accounted for in accordance with ASC Topic 718.  The ESOP shares pledged as collateral are reported as unallocated ESOP shares in the statements of financial condition.  As shares are committed to be released from collateral, the Bank reports compensation expense equal to the current market price of the shares, and the shares become outstanding for basic net income per common share computations.  ESOP compensation expense was approximately $41,000 and $39,000 for the years ended September 30, 2011 and 2010, respectively.

Employee Stock Ownership Plan (Cont'd)

The ESOP shares are as follows:
	Year Ended
	September 30,
	2011	2010

Allocated shares	90,682	84,295
Unreleased shares	27,452	36,602

Total ESOP shares	118,134	120,897

Fair value of unreleased shares	$98,825	$151,898

Employment Agreements

The Bank has employment agreements (the “Agreements”) with its Chief Executive Officer and Chief Financial Officer, each for a one-year term subject to an annual extension for an additional year on each anniversary date.  Under the Agreements, their employment may be terminated by the Bank with or without “just cause” as defined in the Agreement.  If the Bank terminates their employment without just cause, they will be entitled to a continuation of salary from the date of termination through the remaining term of the Agreement, but in no event for a period of less than six months thereafter.  The Agreements also provide for payments in the event of termination of employment in connection with a change in control.  The Chief Executive Officer has provided notice of his retirement, effective November 1, 2011, at the end of his current one-year term.

 Directors Change in Control Severance Plan

On May 8, 2008 the Company adopted a Directors Change in Control Severance Plan (the “Plan”) for non-employee members of the Board of Directors.  The Plan provides for a severance benefit payment to directors upon their termination of service as a director following a change in control or within two years thereafter.